EXHIBIT 99.1

EXHIBIT-99.1 to FORM ABS-15G    Bank of Montreal

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (3)			Assets That Were Subject of Demand (3), (4)			Assets That Were Repurchased or Replaced (3), (5)			Assets Pending Repurchase or Replacement (within cure period) (3), (6)			Demand in Dispute (3), (7)			Demand Withdrawn (3), (8)			Demand Rejected (3), (9)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

C5 Mortgage Trust CIK #: 0001972920	X	Bank of Montreal (2.1)	6	144,595,000	22.0	1	39,000,000.00	6.1	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		Citi Real Estate Funding Inc.	4	108,859,465	16.6
		KeyBank National Association	5	104,573,000	15.9
		Zions Bancorporation, N.A.	1	64,958,243	9.9
		BSPRT CMBS Finance, LLC	3	45,625,000	6.9
		Bank of Montreal/ DBR Investments Co. Limited	1	37,500,000	5.7
		3650 Real Estate Investment Trust 2 LLC	3	36,220,000	5.5
		Citi Real Estate Funding Inc./Bank of Montreal	1	30,000,000	4.6
		Starwood Mortgage Capital LLC	2	29,442,427	4.5
		Arbor Private Label, LLC (2.1)	4	22,547,000	3.4	2	11,054,760.62	1.7	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		UBS AG	3	18,278,928	2.8
		Goldman Sachs Bank USA	1	15,000,000	2.3
BMO 2023-C5 Mortgage Trust Total			34	657,599,063		3	50,054,760.62	7.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

BMO 2023-C6 Mortgage Trust CIK #: 0001987419	X	Bank of Montreal (2.2)	5	126,125,000	20.9	2	49,200,000.00	8.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		KeyBank National Association	2	63,950,000	10.6
		KeyBank National Association / Argentic Real Estate Finance 2 LLC	1	60,000,000	9.9
		Argentic Real Estate Finance 2 LLC	3	48,889,660	8.1
		Wells Fargo Bank, National Association	1	46,200,000	7.6
		LMF Commercial, LLC	7	45,372,210	7.5
		Goldman Sachs Mortgage Company	3	40,600,000	6.7
		Wells Fargo Bank, National Association / Argentic Real Estate Finance 2 LLC	1	33,979,723	5.6
		UBS AG	2	28,350,000	4.7
		Zions Bancorporation, N.A.	1	25,000,000	4.1
		UBS AG / LMF Commercial, LLC	1	25,000,000	4.1
		German American Capital Corporation	1	22,200,000	3.7
		Zions Bancorporation, N.A.	1	19,957,366	3.3
		Starwood Mortgage Capital LLC	3	18,800,000	3.1
BMO 2023-C6 Mortgage Trust Total			32	604,423,959		2	49,200,000.00	8.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

BBCMS Mortgage Trust 2023-C22 CIK #: 0001994342	X	Barclays Capital Real Estate Inc.	8	235,662,500	34.0
		Bank of Montreal (2.3)	4	100,333,334	14.5	1	25,000,000	3.7
		Bank of America, National Association	3	91,871,053	13.3
		Argentic Real Estate Finance 2 LLC	4	65,376,963	9.4
		Societe Generale Financial Corporation	2	56,500,000	8.2
		LMF Commercial, LLC	6	53,500,871	7.7
		KeyBank National Association	4	45,000,000	6.5
		Starwood Mortgage Capital LLC	3	27,550,000	4
		BSPRT CMBS Finance, LLC	1	17,000,000	2.5
BBCMS Mortgage Trust 2023-C22 Total			28	692,794,721		1	25,000,000	3.7	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

Commercial Mortgages Total			94	1,954,817,743.00		6	124,254,760.62		0	0		0	0		0	0		0	0		1	0.00

(1) “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

(i)	With respect to BMO 2023-C5 Mortgage Trust:
a.	German American Capital Corporation acquired the mortgage loans or portions thereof that were originated, co-originated or acquired by its affiliate, DBR Investments Co. Limited.
b.	Bank of Montreal acquired the mortgage loans or portions thereof that were originated by Arbor Private Label, LLC and Goldman Sachs Bank USA.

(ii)	With respect to BMO 2023-C6 Mortgage Trust:
a.	Goldman Sachs Mortgage Company acquired the mortgage loans or portions thereof that were originated, co-originated or acquired by its affiliate, Goldman Sachs Bank USA.
b.	The Marriott Philadelphia West mortgage loan is part of a whole loan that was originated by Wells Fargo Bank, National Association. Argentic Real Estate Finance 2 LLC acquired a portion of the Marriott Philadelphia West mortgage loan prior to the closing date from Wells Fargo Bank, National Association.
c.	Zions Bancorporation, N.A. acquired the Back Bay Office mortgage loan from Deutsche Bank AG, New York Branch.

(iii)	With respect to BBCMS Mortgage Trust 2023-C22:
a.	The 60 Hudson mortgage loan is part of a whole loan that was originated by Morgan Stanley Bank, N.A. Such mortgage loan was subsequently acquired by Barclays Capital Real Estate Inc.
b.	The Marriott Philadelphia West mortgage loan is part of a whole loan that was originated by Wells Fargo Bank, National Association. Such mortgage loan was subsequently acquired by Argentic Real Estate Finance 2 LLC.

(2.1) Rialto Capital Advisors, LLC (“Rialto”), as special servicer for Loan No. 4 (Cincinnati Multifamily Portfolio), Loan No. 29 (Steiner Portfolio - Chicago 4-Pack) and Loan No. 30 (Steiner Portfolio - Chicago 3-Pack) (collectively, the “Loans”), in a letter dated July 30, 2025, requested that Bank of Montreal (“BMO”), as the Mortgage Loan Seller, cure certain alleged breaches of a representation and warranty under the related mortgage loan purchase agreement or, alternatively, repurchase the Loans.

(2.2) Rialto Capital Advisors, LLC (“Rialto”), as special servicer for Loan No. 6 (Maple Creek Village) and Loan No. 10 Cincinnati Multifamily Portfolio II) (collectively, the “Loans”), in a letter dated July 30, 2025, requested that Bank of Montreal (“BMO”), as the Mortgage Loan Seller, cure certain alleged breaches of a representation and warranty under the related mortgage loan purchase agreement or, alternatively, repurchase the Loans.

(2.3) Rialto Capital Advisors, LLC (“Rialto”), as special servicer for Loan No. 10 (Knoll Ridge Apartments, the “Loan”), in a letter dated July 30, 2025, requested that Bank of Montreal (“BMO”), as the Mortgage Loan Seller, cure certain alleged breaches of a representation and warranty under the related mortgage loan purchase agreement or, alternatively, repurchase the Loan.

(3) The numbers of assets or demands (shown in columns (d), (g), (j), (m), (p), (s) and (v)) and the principal balances (shown in columns (e), (h), (k), (n), (q), (t) and (w)) are with respect to BMO’s (or, in the case of columns (d) and (e), the subject originator’s) asset contribution only (without taking into account assets contributed by other originators). However, the percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are with respect to the entire securitization pool (taking into account assets contributed by other originators) and based on:

(i)	with respect to BMO 2023-C5 Mortgage Trust, (A) an aggregate principal balance of approximately $657,599,063 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on June 21, 2023, and (B) an aggregate principal balance of $636,584,920.92 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026;

(ii)	with respect to BMO 2023-C6 Mortgage Trust, (A) an aggregate principal balance of approximately $604,423,959 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on August 30, 2023, and (B) an aggregate principal balance of $595,760,767.17 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026; and

(iii)	with respect to BBCMS 2023-C22 Mortgage Trust, (A) an aggregate principal balance of approximately $692,794,721 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on October 23, 2023, and (B) an aggregate principal balance of $595,760,767.17 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026.

(4) Reflects assets subject to new demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity appearing in the other applicable columns of this table (“Assets That Were Repurchased or Replaced”, “Assets Pending Repurchase or Replacement (within cure period)”, “Demand in Dispute”, “Demand Withdrawn” and “Demand Rejected”) may relate to demands received during or prior to the reporting period covered by this Form ABS-15G. If an asset was subject to a new demand and additional activity during the reporting period covered by this Form ABS-15G, information regarding the asset will appear in this column and the other applicable column in this table.

In connection with the preparation of this Form ABS 15G, we undertook the following steps to gather the information required by Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, and (ii) performing a diligent search of our records for all relevant information.

(5) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(6) Includes assets for which the representing party has agreed to repurchase or replace such asset but has not yet repurchased or replaced such asset. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(7)  Includes assets for which any of the following situations apply as of the end of the reporting period:

a.	A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
b.	The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
c.	The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(8) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(9) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.